OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities, Current [Abstract]
Tax payables	$ 4,935	$ 282
Interest payable on debt	868	1,057
Others	2,102	5,962
Total other current liabilities	$ 7,905	$ 7,301